Financial Assets (Tables)	12 Months Ended
Dec. 31, 2025
Financial Assets
Schedule of non-current financial assets

	Millions of Euros
	Reference	31/12/2025	31/12/2024
Other non-current investments		339	422
Non-current derivatives	Note 30	—	1
Total Non-current financial assets measured at fair value		339	423
Non-current guarantee deposits		16	9
Other non-current financial assets		24	38
Non-current loans	a)	133	20
Total Non-current financial assets measured at amortized cost		173	67
Total Non-current financial assets		512	490

Schedule of current financial assets

		Millions of Euros
	Reference	31/12/2025	31/12/2024
Current derivatives	Note 30	—	6
Total Non-current financial assets measured at fair value		—	6

Deposits and guarantees		1	3
Other current financial assets		23	21
Current loans	a)	12	214
Total other current financial assets measured at amortized cost		36	238
Total other current financial assets		36	244

Schedule of non-current and current loans

		Millions of Euros
	Reference	31/12/2025	31/12/2024
Loans to associates	Note 31	2	—
Loans to related parties	Note 31	135	214
Loans to third parties		8	20
Total current and non-current loans		145	234